Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted income (loss) per share	$ 0.05	$ (0.28)